Consolidated Statements of Changes in Equity - KRW (₩) ₩ in Millions	Total	Share capital [Member]	Share premium [member]	Retained earnings [member]	Reserves [Member]	Attributable to owners of the Controlling Company [Member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2019	₩ 12,488,281	₩ 1,789,079	₩ 2,251,113	₩ 7,503,312	₩ (203,021)	₩ 11,340,483	₩ 1,147,798
Total comprehensive income (loss) for the year (Restated)
Profit (loss) for the year	(76,147)			(94,853)		(94,853)	18,706
Other comprehensive income (loss) (Restated)
Other comprehensive income (loss)	158,414			110,443	38,629	149,072	9,342
Total comprehensive income (loss) for the year (Restated)	82,267			15,590	38,629	54,219	28,048
Subsidiaries' dividends distributed to non-controlling interests	(12,086)						(12,086)
Capital contribution from non-controlling interests	172,966			(116)	946	830	172,136
Ending Balance at Dec. 31, 2020	12,731,428	1,789,079	2,251,113	7,518,786	(163,446)	11,395,532	1,335,896
Total comprehensive income (loss) for the year (Restated)
Profit (loss) for the year	1,333,544			1,186,182		1,186,182	147,362
Other comprehensive income (loss) (Restated)
Other comprehensive income (loss)	701,612			(163,447)	700,588	537,141	164,471
Total comprehensive income (loss) for the year (Restated)	2,035,156			1,022,735	700,588	1,723,323	311,833
Subsidiaries' dividends distributed to non-controlling interests	(4,083)						(4,083)
Ending Balance at Dec. 31, 2021	14,762,501	1,789,079	2,251,113	8,541,521	537,142	13,118,855	1,643,646
Total comprehensive income (loss) for the year (Restated)
Profit (loss) for the year	(3,195,585)			(3,071,565)		(3,071,565)	(124,020)
Other comprehensive income (loss) (Restated)
Other comprehensive income (loss)	40,947			122,393	(57,514)	64,879	(23,932)
Total comprehensive income (loss) for the year (Restated)	(3,154,638)			(2,949,172)	(57,514)	(3,006,686)	(147,952)
Dividends to equity holders	(232,580)			(232,580)		(232,580)
Subsidiaries' dividends distributed to non-controlling interests	(56,056)						(56,056)
Ending Balance at Dec. 31, 2022	₩ 11,319,227	₩ 1,789,079	₩ 2,251,113	₩ 5,359,769	₩ 479,628	₩ 9,879,589	₩ 1,439,638